Amounts Recognized in Accumulated Other Comprehensive Income (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Net loss	$ 852	$ 848	$ 460
Transition obligation	1	1	1
Total recognized in accumulated other comprehensive income	$ 853	$ 849	$ 461	$ 258